Pension and Other Employee Benefit Plans (Weighted-Average Assumptions Used to Determine Benefit Obligations and Net Periodic Benefit Cost) (Detail)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Weighted-average assumptions used to determine benefit obligations at fiscal year end:
Discount rates	2.49%	1.67%	1.00%
Rates of increase in future compensation levels	2.00%	2.00%	2.00%
Interest credit rates	5.20%	4.79%	4.52%
Weighted-average assumptions used to determine net periodic benefit cost during the year:
Discount rates	1.67%	1.00%	0.82%
Rates of increase in future compensation levels	2.00%	2.00%	2.00%
Expected rates of return on plan assets	1.83%	1.61%	1.66%
Interest credit rates	4.79%	4.52%	4.45%